Related Party Transactions - Income Statement Disclosures (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Income	$ 7,800,000	$ 14,900,000	$ 61,700,000	$ 397,400,000	$ (125,500,000)
Expense	30,400,000	45,700,000	134,200,000	204,800,000	297,800,000
ING V
Related Party Transaction [Line Items]
Income	400,000	500,000	1,800,000	11,100,000	(36,600,000)
Expense	3,300,000	800,000	13,500,000	38,900,000	115,200,000
ING Group
Related Party Transaction [Line Items]
Income	4,200,000	0	13,900,000	0	0
Expense	5,000,000	10,000,000	8,200,000	78,100,000	78,300,000
ING Bank N.V.
Related Party Transaction [Line Items]
Income	(400,000)	10,600,000	35,500,000	367,900,000	(106,500,000)
Expense	18,400,000	33,400,000	104,600,000	67,100,000	91,000,000
Other
Related Party Transaction [Line Items]
Income	3,600,000	3,800,000	10,500,000	18,400,000	17,600,000
Expense	$ 3,700,000	$ 1,500,000	$ 7,900,000	$ 20,700,000	$ 13,300,000